iShares
®
MSCI Hong Kong ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  4 .7%
BOC Hong Kong Holdings Ltd. ................ 8,359,000 $ 51,076,272
a
Capital Markets  —  12 .8%
Futu Holdings Ltd. , ADR .................... 167,277 17,408,518
Hong Kong Exchanges & Clearing Ltd. .......... 2,388,226 121,942,731
139,351,249
a
Diversified Telecommunication Services  —  1 .7%
HKT Trust & HKT Ltd. , Class SS ............... 11,817,500 18,245,958
a
Electric Utilities  —  8 .6%
CK Infrastructure Holdings Ltd. ................ 2,006,500 15,187,497
CLP Holdings Ltd. ........................ 4,772,700 46,573,911
Power Assets Holdings Ltd. .................. 4,167,000 31,953,728
93,715,136
a
Food Products  —  2 .5%
WH Group Ltd.
(a)
......................... 23,962,500 27,653,583
a
Gas Utilities  —  2 .9%
Hong Kong & China Gas Co. Ltd. .............. 34,073,495 31,152,418
a
Ground Transportation  —  1 .9%
MTR Corp. Ltd.
(b)
......................... 5,099,583 20,519,343
a
Hotels, Restaurants & Leisure  —  3 .8%
Galaxy Entertainment Group Ltd. .............. 6,206,000 24,718,263
Sands China Ltd. ......................... 8,524,000 16,652,731
41,370,994
a
Industrial Conglomerates  —  9 .8%
CK Hutchison Holdings Ltd. .................. 7,274,767 65,457,380
Jardine Matheson Holdings Ltd. ............... 420,200 27,921,801
Swire Pacific Ltd. , Class A ................... 1,314,000 13,674,006
107,053,187
a
Insurance  —  22 .0%
AIA Group Ltd. .......................... 22,835,600 239,540,290
a
Security Shares Value
a
Machinery  —  4 .5%
Techtronic Industries Co. Ltd. ................. 3,335,147 $ 49,512,215
a
Marine Transportation  —  1 .8%
SITC International Holdings Co. Ltd. ............ 4,543,000 20,101,561
a
Real Estate Management & Development  —  14 .1%
CK Asset Holdings Ltd. ..................... 5,472,267 33,039,509
Henderson Land Development Co. Ltd. .......... 4,540,762 17,927,348
Hongkong Land Holdings Ltd. ................ 2,507,700 19,115,993
Sino Land Co. Ltd. ........................ 12,686,000 19,117,102
Sun Hung Kai Properties Ltd. ................. 2,888,500 48,511,574
Wharf Real Estate Investment Co. Ltd. .......... 5,326,150 16,323,307
154,034,833
a
Retail REITs  —  3 .7%
Link REIT .............................. 7,708,700 39,736,880
a
a
Total Long-Term Investments — 94.8%
(Cost: $ 1,012,893,771 ) ............................... 1,033,063,919
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(c) (d) (e)
...................... 328,892 328,990
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(c) (d)
............................ 2,852,255 2,852,255
a
Total Short-Term Securities — 0.3%
(Cost: $ 3,181,245 ) .................................. 3,181,245
Total Investments — 95.1%
(Cost: $ 1,016,075,016 ) ............................... 1,036,245,164
Other Assets Less Liabilities — 4 .9% ..................... 53,204,629
Net Assets — 100.0% ................................. $ 1,089,449,793
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ —  $ 332,227
(a)
$ —  $ (3,237) $ —  $ 328,990  328,892  $ 3,672
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 560,000  2,292,255
(a)
—  —  —  2,852,255  2,852,255  79,195  —
$ —  $ (3,237) $ —
$ 3,181,245
$ 82,867  $ —

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Hong Kong ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Hong Kong Index ................................................................ 180 06/19/26 $ 14,947 $ (14,647)
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
Hong Kong Exchanges & Clearing Ltd. ..... BNP Paribas USD 21,767,164 08/20/27 0.30% HONIA Monthly $ (582,385)
Hong Kong Exchanges & Clearing Ltd. ..... Merrill Lynch International 21,152,348 02/15/28 –% HONIA Monthly (825,377)
Total long positions of equity swaps (1,407,762)
Net dividends and financing fees (190,222)
Total equity swap contracts including dividends and financing fees $ (1,597,984)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

iShares
®
MSCI Hong Kong ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................ $ 35,654,476  $ 997,409,443  $ —  $ 1,033,063,919
Short-Term Securities
Money Market Funds ..................................... 3,181,245  —  —  3,181,245
$ 38,835,721  $ 997,409,443  $ —  $ 1,036,245,164
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts .......................................... (14,647) (1,597,984) —  (1,612,631)
$ (14,647) $ (1,597,984) $ —  $ (1,612,631)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
HONIA HKD - Overnight Index Average
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)